Vessels	12 Months Ended
Dec. 31, 2011
Vessels [Abstract]
Vessels
5.	Vessels:

December 31, 2011	Cost	Accumulated depreciation	Net book value
Vessels	$4,684,325	$394,994	$4,289,331
Vessels under construction	407,918	—	407,918

	$5,092,243	$394,994	$4,697,249

December 31, 2010	Cost	Accumulated depreciation	Net book value
Vessels	$3,502,655	$310,921	$3,191,734
Vessels under construction	1,019,138	—	1,019,138

	$4,521,793	$310,921	$4,210,872

During the year, the Company capitalized interest costs of $12,952,000 (December 31, 2010—$27,871,000; 2009—$30,996,000) to vessels under construction.

See note 4 for description of disposition of vessels.